PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PROJECT ASSETS
Schedule of project assets

	At December 31,	At December 31,
	2019	2020
	$	$
Project assets — Acquisition cost	55,158	44,549
Project assets — EPC and other cost	1,031,976	1,092,917
	1,087,134	1,137,466
Current portion	604,083	747,764
Non-current portion	483,051	389,702